11. Stock Option Plan	9 Months Ended	12 Months Ended
	Jun. 30, 2018	Sep. 30, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Option Plan

10.	STOCK OPTION PLAN

Effective February 27, 2015, the Company established the 2015 Stock Option Plan (the “Plan”). The Board of Directors of the Company has the authority and discretion to grant stock options. The maximum number of shares of stock that may be issued pursuant to the exercise of options under the Plan is 9,000,000. Eligible individuals include any employee of the Company or any director, consultant, or other person providing services to the Company. The expiration date and exercise price are as established by the Board of Directors of the Company. No option may be issued under the Plan after February 27, 2017.

Effective November 22, 2016, the Company established the 2016 Stock Option Plan (the “2016 Plan”). The Board of Directors of the Company has the authority and discretion to grant stock options. The maximum number of shares of stock that may be issued pursuant to the exercise of options under the 2016 Plan is 20,000,000. Eligible individuals include any employee of the Company or any director, consultant, or other person providing services to the Company. The expiration date and exercise price are as established by the Board of Directors of the Company. No option may be issued under the Plan after ten years from the date of adoption of the 2016 Plan.

Stock option activity is summarized as follows:

	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
Outstanding - September 30, 2016	2,200,346	$22,129	$0.64	103 months
Granted	661,400	323,927	0.78	110 months
Exercised	–	–	–	–
Canceled or expired	44,600	28,495	1.00	–
Outstanding - September 30, 2017	2,817,146	317,561	0.67	95 months
Granted	420,000	99,209	0.53	112 months
Exercised	–	–	–
Canceled or expired	–	–	–
Outstanding – June 30, 2018	3,237,146	$416,770	$0.66	94 months

Exercisable – June 30, 2018	2,406,029	–	$0.66	89 months

All outstanding 2015 Plan stock options at September 30, 2016 became immediately vested upon the completion of the reverse merger with Pacific Oil Company. Most of the stock options granted under the 2016 Plan have 2- year vesting periods but there were 45,000 options that vested at issuance. Total compensation expense, included in salaries and wages, of previously unamortized stock compensation was $47,052 and $0 for the three months ended June 30, 2018 and 2017, and $141,816 and $50,000 for the nine months ended June 30, 2018 and 2017, respectively. Unamortized share-based compensation expense as of June 30, 2018 amounted to $184,417 which is expected to recognize over the next 1.50 years..

Effective February 27, 2015, the Company established the 2015 Stock Option Plan (the “2015 Plan”). The Board of Directors of the Company has the authority and discretion to grant stock options. The maximum number of shares of stock that may be issued and exercised under the Plan is 9,000,000. Eligible individuals include any employee of the Company or any director, consultant, or other person providing services to the Company. The expiration date and exercise price are as established by the Board of Directors of the Company. The last date any options were granted under the 2015 Plan was March 14, 2016.

Effective November 22, 2016, the Company established the 2016 Stock Option Plan (the “2016 Plan”). The Board of Directors of the Company has the authority and discretion to grant stock options. The maximum number of shares of stock that may be issued and exercised under the Plan is 20,000,000. Eligible individuals include any employee of the Company or any director, consultant, or other person providing services to the Company. The expiration date and exercise price are as established by the Board of Directors of the Company. The first date any options were granted under the 2016 Plan was December 19, 2016.

Stock option activity is summarized as follows:

	2017				2016
	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Shares Under Option	Value of Shares Under Option	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life

Outstanding - beginning of year	2,200,346	$22,129	$0.64		1,500,996	$7,359	$0.33
Granted	661,400	323,927	0.78	116 months	1,024,400	19,677	1.00	111 months
Exercised	–	–	–	–	–	–	–	–
Canceled or expired	44,600	28,495	1.00	–	325,050	4,907	0.33	–
Outstanding - end of year	2,817,146	$317,561	$0.67	101 months	2,200,346	$22,129	$0.64	109 months

Exercisable - end of year	2,276,813		$0.65	97 months	2,200,346		$0.64	109 months

All outstanding 2015 Plan stock options at September 30, 2016 became immediately vested upon the completion of the reverse merger with Pacific Oil Company. Most of the stock options granted under the 2016 Plan have 2-year vesting periods but there were 20,000 options that vested at issuance. Total compensation expense included in salaries and wages of previously unamortized stock compensation was $50,773 and $22,715 for the years ended September 30, 2017 and 2016, respectively. Unamortized share-based compensation expense as of September 30, 2017 amounted to $249,033 which is expected to recognized over the next 2 years.